UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)        (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:           513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2010

Fixed Income Securities - Bonds

	Fair Value	Face Value
Finance
Allstate Corporation Senior Unsecured Notes, 5.000% Due 08/15/14	1,500,000	1,671,617
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,120,127
Bank of New York Notes, 4.950% Due 01/14/11	510,000	516,406
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,054,515
BB&T Corporation Senior Unsecured Notes, 5.700% Due 04/30/14	210,000	235,872
BB&T Corporation Subordinated Notes, 4.750% Due 10/01/12	1,000,000	1,059,480
JP Morgan Chase and Company Senior Subordinated Notes, 6.750% Due 02/01/11	1,170,000	1,193,423
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/14	1,000,000	1,097,850
Northern Trust Company Subordinated Notes, 4.600% Due 02/01/13	1,035,000	1,119,614
PNC Funding Corporation, 5.125% Due 12/14/10	530,000	534,484
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	500,000	572,674
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,047,828
Wachovia Corporation, 5.350% Due 03/15/11	500,000	509,216
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	500,000	533,607
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	509,379
21.8% - Total Finance		$12,776,092

Industrial
Abbott Laboratories Senior Unsecured Notes, 4.350% Due 3/15/14	1,400,000	1,548,005
American Home Products, Step Up Coupon, 6.950% Due 03/15/11	877,000	902,549
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,213,253
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	2,159,330
General Electric Company Notes, 5.000% Due 02/01/13	800,000	869,236
IBM Corp, 4.750% Due 11/29/12	1,106,000	1,203,193
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	1,830,000	1,995,545
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,016,978
18.6% - Total Industrial		$10,908,089

Utilities
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,157,860
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	1,000,000	1,009,877
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,250,000
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/13	1,080,000	1,164,521
7.8% - Total Utilities		$4,582,258

United States Government Agency Obligations
Federal Home Loan Bank, 4.875% Due 12/14/12	2,500,000	2,733,915
Federal Home Loan Mortgage Corporation, 3.250% Due 03/18/14	2,000,000	2,024,444
Federal National Mortgage Association Notes, Step Up Coupon 2.000% Due 03/26/15	2,500,000	2,560,512
Federal National Mortgage Association Notes, 1.250% Due 07/29/2013	2,500,000	2,509,398
Federal National Mortgage Association Notes, 2.000% Due 05/05/2015	2,000,000	2,016,668
Fannie Mae Notes, 3.000% Due 07/23/2015	2,500,000	2,594,480
Tennessee Valley Authority, 5.625% Due 01/18/11	1,000,000	1,016,023
26.3% - Total United States Government Agency Obligations		$15,455,440

United States Government Agency Obligations - Mortgage-Backed Securities
Federal National Mortgage Association CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	74,050	74,602
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	817,736	820,157
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	164,359	166,180
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	391,165	417,883
2.5% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$1,478,822

United States Government Treasury Obligations
United States Treasury Note, 4.125% Due 08/31/12	1,900,000	2,035,301
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,152,812
United States Treasury Note, 4.250% Due 08/15/15	2,500,000	2,857,227
United States Treasury Note, 2.125% Due 05/31/2015	1,500,000	1,563,870
14.7% - Total United States Government Treasury Obligations		$8,609,210

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2010

Taxable Municipal Bonds
Northern Kentucky Water District Build America Bond, 2.500% Due 11/01/11	700,000	700,525
1.2% - Total Taxable Municipal Bonds		$700,525

Sovereign Bonds
Province of Ontario Senior Unsecured Note, 2.700% Due 06/16/15	1,500,000	1,571,094
2.7% - Total Sovereign Bonds		$1,571,094

Total Fixed Income - Bonds: 95.6%		$56,081,530
(Fixed Income Identified Cost $54,012,216)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.08% yield*	2,100,409	2,100,409
Total Cash Equivalents: 3.6%		$2,100,409
(Cash Equivalents Identified Cost $2,100,409)

Total Portfolio Value: 99.2%		$58,181,939
(Total Portfolio Identified Cost $56,112,625)

Other Assets Less Liabilities 0.8%		$487,514

Total Net Assets: 100.0%		$58,669,453

* Variable rate security, the coupon rate shown represents the rate as of June 30, 2010.
CMO = Collateralized Mortgage Obligation
MBS = Mortgage Backed Security

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2010

Fixed Income Securities - Bonds

	Fair Value	Face Value
Finance
Bank of America Corporation Senior Notes, 7.375% Due 05/15/14	300,000	344,806
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	1,025,486
Bank of New York Mellon Senior Subordinated Notes, 5.500% Due 12/01/17	1,500,000	1,678,782
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,135,782
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	795,802
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	1,039,567
JP Morgan Chase and Company Senior Unsecured Notes, 6.000% Due 01/15/18	1,000,000	1,141,979
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,152,325
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	512,151
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	677,425
US Bank, 4.950% Due 10/30/14	615,000	681,112
US Bank, 6.375% Due 08/01/11	650,000	681,088
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,283,741
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	1,083,546
22.5% - Total Finance		$13,233,592

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/11	1,200,000	1,239,115
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,002,081
General Electric Capital Corporation Notes, 6.000% Due 06/15/12	1,550,000	1,673,481
IBM Corporation, 4.750% Due 11/29/12	1,100,000	1,196,666
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/19	1,000,000	1,150,110
Pepsico Incorporated Senior Unsecured Notes, 7.900% Due 11/01/18	1,000,000	1,334,380
Target Corporation, 6.350% Due 01/15/11	400,000	406,791
Wal-Mart Stores Incorporated Senior Unsecured Notes, 5.800% Due 02/15/18	600,000	721,795
Wal-Mart Stores Incorporated Senior Unsecured Notes, 7.500% Due 02/15/30	500,000	676,698
16.0% - Total Industrial		$9,401,117

Utilities
Alabama Power Company Senior Notes, 5.200% Due 01/15/16	715,000	812,446
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,157,860
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	742,912
National Rural Utilities, 10.375% Due 11/01/18	500,000	717,077
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,100,000	1,265,725
8.0% - Total Utilities		$4,696,020

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,717,970
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	597,559
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,588,492
Federal National Mortgage Association Notes, Step Up Coupon, 2.000% Due 03/26/15	2,500,000	2,560,513
Federal National Mortgage Association Notes, 2.000% Due 05/05/2015	2,500,000	2,520,835
Federal National Mortgage Association Notes (Callable 10/29/10 @ $100), 3.000% Due 10/29/14	2,500,000	2,504,990
Federal Home Loan Mortgage Corporation, 3.000% Due 04/21/14	1,000,000	1,000,000
Tennessee Valley Authority, 6.250% Due 12/15/17	825,000	1,038,537
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	165,688
23.3% - Total United States Government Agency Obligations		$13,694,584

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	2,038,438
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	497,164	509,259
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	897,218
5.9% - Total United States Government Agency Obligations - Mortgage Backed Securities		$3,444,915

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2010

United States Government Treasury Obligations
United States Treasury Note, 3.125% Due 04/30/2017	1,000,000	1,082,109
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,771,290
United States Treasury Bond, 4.500% Due 11/15/15	1,500,000	1,740,938
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,267,032
13.4% - Total United States Government Treasury Obligations		$7,861,369

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16	1,000,000	1,158,715
2.0% - Total Sovereign Bonds		$1,158,715

Taxable Municipal Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.589% Due 07/01/37	1,000,000	1,084,800
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20	725,000	786,915
University of Cincinnati Ohio General Receipts Revenue Build America Bond, 5.117% Due 06/01/21	1,435,000	1,499,905
5.7% - Total Taxable Municipal		$3,371,620

Total Fixed Income - Bonds: 96.8%		$56,861,932
(Fixed Income Identified Cost $52,798,340)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield*	1,205,312	1,205,312
Total Cash Equivalents: 2.1%		$1,205,312
(Cash Equivalents Identified Cost $1,205,312)

Total Portfolio Value: 98.9%		$58,067,244
(Total Portfolio Identified Cost $54,003,652)

Other Assets Less Liabilities: 1.1%		$652,504

Total Net Assets: 100.0%		$58,719,748

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.
CMO = Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2010

Fixed Income Securities - Bonds
	Face Value	Fair Value
Finance
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,600,000	1,640,778
Bank of New York Mellon, Senior Unsecured Notes, 5.450% Due 05/15/19	1,400,000	1,634,132
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,135,782
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	795,802
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	1,078,356
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	1,045,206
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	529,238
US Bank Subordinated Notes, 4.800% Due 04/15/15	1,500,000	1,671,986
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	1,066,158
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,787,851
22.0% - Total Finance		$12,385,289

Industrial
Abbott Laboratories, Senior Unsecured Notes, 5.875% Due 05/15/16	1,000,000	1,203,093
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17	1,117,000	1,315,761
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,002,081
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,079,665
General Electric Company Notes, 5.000% Due 02/01/13	500,000	543,272
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	2,177,155
Pepsico Incorporated Senior Unsecured Notes, 5.000% Due 06/01/2018	1,056,000	1,216,218
Procter & Gamble Company, 5.500% Due 02/01/34	1,000,000	1,156,132
Target Corporation, 6.350% Due 01/15/11	400,000	406,791
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,000,000	1,176,456
Wal-Mart Stores Incorporated Senior Unsecured Notes,7.500% Due 02/15/30	1,500,000	2,030,094
23.6% - Total Industrial		$13,306,718

Utilities
Alabama Power Company Senior Notes, 5.200% Due 1/15/16	715,000	812,446
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	501,271
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	800,000	923,268
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,000,000	1,150,659
6.0% - Total Utilities		$3,387,644

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	2,147,462
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,449,377
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	892,552
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,145,400
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	800,000	834,889
Tennessee Valley Authority, 4.875% Due 12/15/16	500,000	580,436
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	629,417
Tennessee Valley Authority, 7.125% Due 05/01/30	2,250,000	3,164,749
21.0% - Total United States Government Agency Obligations		$11,844,282

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	785,066
Freddie Mac CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	960,697
Government National Mortgage Association, 5.500% Due 02/15/17	112,984	121,973
3.3% - Total United States Government Agency Obligations - Mortgage Backed Securities		$1,867,736

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2010

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,000,000	2,320,938
United States Treasury Note, 2.125% Due 05/31/2015	2,500,000	2,606,450
United States Treasury Notes, 3.500% Due 02/15/39	1,500,000	1,451,250
United States Treasury Note, 4.625% Due 02/15/17	800,000	940,500
United States Treasury Note, 4.125% Due 05/15/15	1,100,000	1,246,868
15.2% - Total United States Government Treasury Obligations		$8,566,006

Taxable Municipal Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100) 7.589% Due 07/01/37	1,785,000	1,936,368
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20	750,000	814,050
University of Cincinnati Ohio General Receipts Revnue Build America Bond, 4.667% Due 06/01/18	1,000,000	1,042,560
6.8% - Total Taxable Municipal		$3,792,978

Total Fixed Income - Bonds: 97.9%		$55,150,653
(Fixed Income Identified Cost $50,407,470)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield*	526,718	526,718
Total Cash Equivalents: 0.9%		$526,718
(Cash Equivalents Identified Cost $526,718)

Total Portfolio Value: 98.8%		$55,677,371
(Total Portfolio Identified Cost $53,072,499)

Other Assets Less Liabilities: 1.2%		$690,365

Total Net Assets: 100.0%		$56,367,736

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.
CMO = Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2010

Fixed Income Securities - Bonds

	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 6.200% Due 05/16/14	1,000,000	1,167,117
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	1,040,654
Bank of America Corporation, 7.500% Due 03/15/12	500,000	539,198
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	848,150
Bank of New York Mellon, 6.375% Due 04/01/12	1,010,000	1,093,075
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	527,258
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	1,046,040
JP Morgan Chase and Company Senior Unsecured Notes, 4.750% Due 05/01/13	500,000	542,272
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	1,068,569
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,030,116
PNC Funding Corporation Bank Guarantee Notes, 5.125% Due 12/14/10	750,000	756,345
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	375,759
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	1,030,000	1,179,708
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	1,000,000	1,067,214
26.9% - Total Finance		$12,281,475

Industrial
General Electric Capital Corp Notes, 6.000% Due 6/15/12	2,313,000	2,497,265
General Mills Incorporated Senior Unsecured Notes, 6.000% Due 02/15/12	500,000	533,296
IBM Corporation, 7.500% Due 06/15/13	550,000	644,542
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	1,087,065
Kraft Foods Incorporated Senior Unsecured Notes, 6.000% Due 02/11/13	598,000	664,135
Kroger Company Senior Unsecured Notes, 5.500% Due 02/01/13	705,000	769,484
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	500,000	555,277
XTO Energy Incorporated Senior Unsecured Notes, 5.900% Due 08/01/12	500,000	545,581
16.0% - Total Industrials		$7,296,645

Utilities
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	276,825
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	930,000	1,076,810
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	815,000	931,115
Midamerican Energy Holdings, Senior Unsecured Notes, 5.875% Due 10/01/12	769,000	834,460
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	250,000
National Rural Utilities Collateral Trust, 5.500% Due 07/01/13	300,000	336,092
Virginia Electric & Power Company Senior Unsecured Notes, 5.100% Due 11/30/12	500,000	544,230
9.3% - Total Utilities		$4,249,532

Taxable Municipal Bonds
Campbell Kenton & Boone Counties Kentucky Sanitation District Revenue
Build America Bonds (Federally Taxable), 3.500% Due 08/01/13	380,000	395,451
0.9% - Total Municipal Bonds		$395,451

United States Government Agency Obligations
Federal National Mortgage Association Notes, 1.500% Due 10/14/2014	2,000,000	2,001,200
Federal National Mortgage Association Notes, Step Up Coupon, 2.000% Due 03/26/15	1,500,000	1,536,307
Federal National Mortgage Association Notes, 2.000% Due 05/05/2015	1,750,000	1,764,584
Fannie Mae Notes, 3.000% Due 07/23/2015	1,850,000	1,919,915
15.8% - Total United States Government Agency Obligations		$7,222,006

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2010

United States Government Agency Obligations - Mortgage Backed Securities
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	501,704	526,762
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	408,867	410,078
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	73,866	74,416
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	213,678	218,916
2.7% - Total United States Government Agency Obligations - Mortgage Backed Securities		$1,230,172

United States Government Treasury Obligations
United States Treasury Bill, Zero % Due 06/30/2011** (a)	4,000,000	3,992,255
8.7% - Total United States Government Treasury Obligations		$3,992,255

Total Fixed Income - Bonds: 80.3%		$36,667,536
(Fixed Income Identified Cost $35,569,632)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund 0.03% yield*	6,301,622	6,301,622
Total Cash Equivalents: 13.8%		$6,301,622
(Cash Equivalents Identified Cost $6,301,622)

Total Portfolio Value: 94.1%		$42,969,158
(Total Portfolio Identified Cost $41,871,254)

Other Assets Less Liabilities: 5.9%		$2,678,441

Total Net Assets: 100.0%		$45,647,599

Futures Contracts	Long	Unrealized
	Contracts	Depreciation
E-mini Standard & Poors 500 expiring December 2010	792	$830,515
(Notional Value of $45,191,520)

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.
** Non-income producing security
(a) - Pledged as collateral on Futures Contracts
CMO = Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2010

Common Stocks	Shares	Fair Value

Air Products and Chemicals, Inc.	20,950	1,735,079
BHP Billiton Ltd., - ADR**	22,000	1,679,040
Praxair, Inc.	11,200	1,010,912
8.4% - Total For Materials		$4,425,031

3M Company	12,345	1,070,435
Emerson Electric Company	20,190	1,063,205
ITT Corporation	31,530	1,476,550
6.8% - Total For Industrials		$3,610,190

AT&T Incorporated	36,000	1,029,600
Verizon Communications	28,030	913,498
3.7% - Total For Telecomm Services		$1,943,098

Coca Cola Company	35,390	2,071,023
Colgate-Palmolive Company	13,000	999,180
Kellogg Company	28,440	1,436,504
Nestle SA - ADR**	18,800	1,004,296
Pepsico, Incorporated	24,435	1,623,461
Procter & Gamble Company	32,660	1,958,620
Wal-Mart Stores, Inc.	27,500	1,471,800
20.1% - Total For Consumer Staples		$10,564,884

Comcast Corporation - Class A Special	60,450	1,028,254
McDonald's Corporation	13,200	983,532
Nike, Inc. - Class B	13,450	1,077,883
5.9% - Total For Consumer Discretionary		$3,089,669

Chevron Corporation	19,335	1,567,102
Schlumberger Ltd.	17,200	1,059,692
Spectra Energy Corporation	45,700	1,030,535
Statoil ASA - ADR**	74,200	1,556,716
Transocean Ltd.*	19,130	1,229,868
12.2% - Total For Energy		$6,443,913

Allstate Corporation	32,685	1,031,212
AON Corporation	27,600	1,079,436
Bank of New York Mellon Corp	55,862	1,459,674
RenaissanceRe Holdings, Ltd.	18,500	1,109,260
8.9% - Total For Financial Services		$4,679,582

Abbott Laboratories	39,880	2,083,331
Bard (C.R.), Incorporated	18,950	1,543,098
Becton, Dickinson and Company	20,820	1,542,762
Bristol-Myers Squibb Company	39,200	1,062,712
Gilead Sciences Inc.*	29,650	1,055,837
Medtronic, Inc.	44,300	1,487,594
16.7% - Total For Health Care		$8,775,334

Accenture PLC - Class A	26,600	1,130,234
International Business Machines Corporation	11,600	1,556,024
Microsoft Corporation	39,985	979,233
Nokia Corporation - ADR**	101,000	1,013,030
Qualcomm, Inc.	26,900	1,214,064
11.2% - Total For Information Technology		$5,892,585

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2010

FPL Group, Inc.	28,120	1,529,447
2.9% -Total For Utilities		$1,529,447

Total Common Stocks: 96.8%		$50,953,733
(Common Stock Identified Cost $46,314,563)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield ***	1,660,669	1,660,669
Total Cash Equivalents: 3.2%		$1,660,669
(Cash Equivalents Identified Cost $1,660,669)

Total Portfolio Value: 100.0%		$52,614,402
(Total Portfolio Identified Cost $47,083,269)

Liabilities Less Other Assets: (0.0%)		$18,211

Total Net Assets: 100.0%		$52,632,613

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2010

Common Stocks	Shares	Fair Value

Air Products and Chemicals, Inc.	9,400	778,508
BHP Billiton LTD - ADR**	10,800	824,256
Potash Corporation of Saskatchewan, Inc.	5,090	733,164
Vale - ADR **	26,100	816,147
8.3% - Total For Materials		$3,152,075

3M Company	8,500	737,035
Emerson Electric Company	14,200	747,772
Norfolk Southern Corporation	12,900	767,679
5.9% - Total For Industrials		$2,252,486

Kellogg Company	22,400	1,131,424
Pepsico, Incorporated	17,700	1,175,988
Procter & Gamble Company	18,400	1,103,448
Wal-Mart Stores, Inc.	22,000	1,177,440
12.1% - Total For Consumer Staples		$4,588,300

Amazon.com Inc.*	2,540	398,932
Gamestop Corporation - Class A*	33,900	668,169
Nordstrom, Incorporated	21,300	792,360
Kohl's Corporation*	14,900	784,932
McDonald's Corporation	10,390	774,159
9.0% - Total For Consumer Discretionary		$3,418,552

Chevron Corporation	10,220	828,331
CNOOC Limited - ADR**	5,870	1,140,541
Petroleo Brasileiro S.A. - ADR **	28,300	1,026,441
Schlumberger Ltd.	18,675	1,150,567
Statoil ASA - ADR **	35,600	746,888
Transocean Ltd.*	10,695	687,582
14.7% - Total For Energy		$5,580,350

Bank of New York Mellon Corp	40,185	1,050,034
Bank of America Corporation	54,500	714,086
Franklin Resources, Inc.	6,920	739,748
JP Morgan Chase & Company	27,450	1,044,747
RenaissanceRe Holdings Ltd.	13,000	779,480
11.4% - Total For Financial Services		$4,328,095

Abbott Laboratories	22,180	1,158,683
Celgene Corp*	20,630	1,188,494
Gilead Sciences Inc*	31,640	1,126,700
Johnson & Johnson	18,960	1,174,762
Medco Health Solutions, Inc.*	15,200	791,312
Medtronic, Inc.	18,200	611,156
16.0% - Total For Health Care		$6,051,107

Accenture PLC - Class A	18,620	791,164
Apple Computer, Incorporated*	4,435	1,258,431
Cisco Systems, Inc.*	51,900	1,136,610
Google Inc. - Class A*	2,220	1,167,254
International Business Machines Corp.	8,650	1,160,311
Microsoft Corporation	30,700	751,843
Qualcomm, Inc.	19,400	875,571
Research in Motion Ltd.*	12,570	612,033
20.4% - Total For Information Technology		$7,753,217

The accompanying notes are an integral part of these financial statements

GROWTH FUND	Portfolio of Investments as of September 30, 2010

Total Common Stocks: 97.8%		$37,124,182
(Common Stock Identified Cost $35,257,362)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield ***	824,996	824,996
Total Cash Equivalents: 2.2%		$824,996
(Cash Equivalents Identified Cost $824,996)

Total Portfolio Value: 100.0%		$37,949,178
(Total Portfolio Identified Cost $36,082,358)

Liabilities Less Other Assets: (0.0%)		$(16,580)

Total Net Assets: 100.0%		$37,932,598

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

DYNAMIC GROWTH FUND	Portfolio of Investments as of September 30, 2010

Common Stocks	Shares	Fair Value

BHP Billiton Ltd. - ADR**	3,690	281,621
Potash Corporation of Saskatchewan, Inc.	2,240	322,650
Vale - ADR **	8,950	279,867
7.4% - Total For Materials		$884,138

Cummins, Incorporated	2,900	262,682
Emerson Electric Company	6,920	364,407
Eaton Corporation	2,920	240,871
General Cable*	7,760	210,451
Norfolk Southern Corporation	5,990	356,465
12.1% - Total For Industrials		$1,434,876

PepsiCo, Incorporated	4,200	279,048
Procter & Gamble Company	7,680	460,570
6.2% - Total For Consumer Staples		$739,618

Amazon.com Inc.*	790	124,077
Gamestop Corporation - Class A*	14,050	276,925
Kohls Corporation*	5,040	265,507
Urban Outfitters, Inc.*	6,930	217,879
7.5% - Total For Consumer Discretionary		$884,388

CNOOC Limited - ADR**	2,020	392,486
Petroleo Brasileiro S.A. - ADR **	9,880	358,348
Schlumberger Ltd.	6,270	386,295
Transocean Ltd.*	6,197	398,405
12.9% - Total For Energy		$1,535,534

Bank of New York Mellon Corp	13,286	347,163
Goldman Sachs Group, Inc.	1,600	231,328
J.P. Morgan Chase & Company	9,230	351,294
7.8% - Total For Financial Services		$929,785

Becton, Dickinson and Company	3,330	246,753
Celgene Corp*	6,620	381,378
Gilead Sciences Inc*	12,850	457,589
Medco Health Solutions, Inc.*	10,190	530,491
Vertex Pharmaceuticals Incorporated*	9,595	331,699
16.4% - Total For Health Care		$1,947,910

Adobe Systems Incorporated*	10,875	284,381
Apple Inc.*	1,815	515,006
Applied Materials, Inc.	36,600	427,488
Cisco Systems, Inc.*	22,100	483,990
Cognizant Technology Solutions Corporation*	5,600	361,032
Google Inc. - Class A*	725	381,198
Microsoft Corporation	9,580	234,614
Qualcomm, Inc.	6,780	305,998
Research in Motion Ltd*	5,350	260,492
27.4% - Total For Information Technology		$3,254,199

Total Common Stocks: 97.7%		$11,610,448
(Common Stock Identified Cost $11,036,943)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield ***	278,741	278,741
Total Cash Equivalents: 2.4%		$278,741
(Cash Equivalents Identified Cost $563,736)

The accompanying notes are an integral part of these financial statements.

DYNAMIC GROWTH FUND	Portfolio of Investments as of September 30, 2010

Total Portfolio Value: 100.1%	$11,889,189
(Total Portfolio Identified Cost $11,600,679)

Liabilities Less Other Assets: (0.1%)	$(7,885)

Total Net Assets: 100.0%	$11,881,304

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2010

Common Stocks	Shares	Fair Value

Alcoa Inc.	3,700	44,807
Freeport-McMoran Copper & Gold Inc.	700	59,773
International Paper Company	5,600	121,800
3.9% - Total For Materials		$226,380

Grainger (W.W), Incorporated	600	71,466
Southwest Airlines	4,700	61,429
L-3 Communications Holdings Inc	1,080	78,051
Northrop Grumman	1,390	84,276
Ryder System, Incorporated	1,300	55,601
6.1% - Total for Industrials		$350,823

MetroPCS Communications, Inc.*	8,600	89,956
1.6% - Total for Telecomm Services		$89,956

Archer Daniels Midland Company	1,800	57,456
Dr. Pepper Snapple Group*	1,700	60,384
Sara Lee Corporation	4,200	56,406
Tyson Foods Incorporated - Class A	5,000	80,100
Whole Foods Market, Inc.*	2,100	77,931
5.7% - Total For Consumer Staples		$332,277

Big Lots, Inc.*	2,300	76,475
Carmax Incorporated*	2,700	75,222
Carnival Corporation	1,600	61,096
Comcast Corporation - Class A	3,500	63,280
Discovery Communications Incorporated*	1,500	65,325
Ford Motor Company*	5,900	72,216
Gannett Company, Incorporated	3,500	42,805
Goodyear Tire & Rubber Company*	4,500	48,375
Johnson Controls, Inc.	1,900	57,950
Limited Brands, Inc.	3,000	80,340
News Corporation Inc. - Class A	4,100	53,546
New York Times Company Class A*	5,700	44,118
Whirlpool Corporation	700	56,672
13.8% - Total For Consumer Discretionary		$797,420

Chevron Corporation	1,200	97,260
USX - Marathon Group Inc.	1,800	59,580
Murphy Oil Corporation	1,100	68,112
Sunoco, Inc.	1,900	69,350
Tesoro Petroleum Corporation	4,500	60,120
Valero Energy Corporation	3,400	59,534
7.1% - Total For Energy		$413,956

Ace Limited	1,100	64,075
Aflac Incorporated	2,500	129,275
American International Group, Inc.*	2,400	93,840
Ameriprise Financial, Inc.	1,900	89,927
Berkshire Hathaway Inc. - Class B*	1,000	82,680
Capital One Financial Corp.	1,400	55,370
CB Richard Ellis Group, Inc.*	4,300	78,604
Discover Financial	6,600	110,088
Fifth Third Bancorp	4,500	54,135
Huntington Bancshares Incorporated	9,000	51,210

The accompanying notes are an integral part of these financial statements.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2010

J.P. Morgan Chase & Company	2,400	91,344
KeyCorp	8,000	63,680
Moody's Corporation	2,500	62,450
Metlife, Inc.	1,500	57,675
Morgan Stanley	2,300	56,764
NYSE Euronext	2,000	57,140
Prudential Financial, Inc.	1,200	65,016
The Travelers Companies, Inc.	1,200	62,520
Unum Group	2,500	55,375
Wells Fargo & Company	2,600	65,299
25.0% - Total For Financial Services		$1,446,467

AmerisourceBergen Corporation	4,240	129,998
Cardinal Health, Inc.	1,600	52,864
Express Scripts, Inc.*	1,600	77,920
Gilead Sciences, Inc.*	800	28,488
Humana Incorporated*	1,400	70,336
Intuitive Surgical, Inc.*	170	48,236
Medco Health Solutions, Inc.*	950	49,457
Mylan Inc.*	3,000	56,430
8.9% - Total For Health Care		$513,729

Apple, Inc.*	500	141,875
Analog Devices, Inc.	2,000	62,760
Altera Corporation	2,400	72,384
Applied Materials, Incorporated	4,800	56,064
Advanced Micro Devices, Inc.*	6,800	48,348
Broadcom Corp*	3,500	123,865
Computer Sciences Corporation*	2,100	96,600
Cognizant Technology Solutions Corp.*	1,300	83,811
Corning Incorporated	3,200	58,496
Harris Corporation	1,100	48,719
Intel Corporation	3,300	63,360
Jabil Circuit, Inc.	9,160	131,996
Lexmark International, Inc.*	1,600	71,392
Micron Technology, Inc.*	6,400	46,144
SanDisk Corporation*	2,100	76,965
Teradyne, Inc.*	5,600	62,384
Tellabs Incorporated	8,300	61,835
Western Digital Corporation*	2,100	59,619
Xilinx, Incorporated	2,500	66,600
24.8% - Total For Information Technology		$1,433,217

Pepco Holdings, Inc.	3,100	57,660
1.0% - Total For Utilities		$57,660

Total Common Stocks: 97.9%		$5,661,885
(Common Stock Identified Cost $5,119,438)

Real Estate Investment Trusts (REITs)
Public Storage, Inc.	700	67,928
Total REITs: 1.2%		$67,928
(REIT Identified Cost $48,052)

Total Portfolio Value: 99.1%		$5,729,813
(Total Portfolio Identified Cost $5,167,490)

Other Assets Less Liabilities: 0.9%		$56,104

Total Net Assets: 100.0%		$5,785,917

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2010

Common Stocks	Shares	Fair Value

Ashland, Incorporated	9,000	438,930
Cabot Corporation	15,000	488,550
Cytec Industries, Inc.	6,500	366,470
Domtar Corporation	5,200	335,816
Grief Brothers Corporation	4,500	264,780
Huntsman Corporation	45,300	523,668
Lubrizol Corporation	3,700	392,089
Schnitzer Steel Industries, Inc.	6,700	323,476
Scotts Company	5,900	305,207
Valspar Corp	9,100	289,835
Weyerhaeuser Company	16,000	252,160
10.0% - Total For Materials		$3,980,981

General Cable Corporation*	11,000	298,320
CNH Global N.V.*	11,100	406,704
Grainger (W.W.), Incorporated	3,000	357,330
Hertz Global Holdings Incorporated*	28,800	304,992
Navistar International*	5,300	231,292
Owens Corning Incorporated	8,800	225,544
Oshkosh Corporation	7,200	198,000
Ryder System, Incorporated	6,600	282,282
Regal-Beloit Corporation	4,500	264,105
Spirit Aerosystems Holdings Incorporated*	14,500	288,985
Toro Company	5,400	303,642
United Continental Holdings Inc.*	12,300	291,018
8.7% - Total For Industrials		$3,452,214

MetroPCS Communications, Inc.*	45,600	476,976
1.2% - Total For Telecommunications		$476,976

Corn Products International, Inc.	8,100	303,750
Herbalife LTD.	11,300	681,955
Tyson Foods Incorporated	18,200	291,564
Whole Foods Market, Inc.*	9,300	345,123
4.1% - Total For Consumer Staples		$1,622,392

Autoliv Inc.*	6,300	411,579
Autonation, Inc.*	11,900	276,675
Aeropostale, Inc.*	10,200	237,150
Big Lots, Inc.*	11,300	375,725
CarMax, Inc.*	12,500	348,250
Lear Corporation*	4,000	315,720
Clear Channel Outdoor Holdings, Inc.*	26,600	304,038
Discovery Communications, Incorporated*	16,700	727,285
Federal-Mogul Corporation*	16,000	302,560
Footlocker	20,400	296,412
Gannett Company, Incorporated	20,700	253,161
Gentex Corporation	15,500	302,638
Goodyear Tire & Rubber Company*	22,900	246,175
Hyatt Hotels Corp*	6,800	254,252
Kar Auction Services Inc.*	22,000	277,420
ITT Educational Services, Inc.*	4,600	323,242
Limited, Incorporated	18,900	506,142
New York Times Company Class A*	31,300	242,262
Office Depot Inc.	38,900	178,940

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2010

Pulte Homes, Inc.*	31,200	273,312
Royal Caribbean Cruises LTD*	9,800	308,994
Tempur-Pedic International*	9,900	306,900
TRW Automotive Holdings Corp.*	10,400	432,224
Whirlpool Corporation	3,800	307,648
Washington Post Company	600	239,646
Williams-Sonoma, Inc.	19,800	627,660
21.7% - Total For Consumer Discretionary		$8,676,010

Holly Corporation*	11,600	333,500
Sunoco, Inc.	8,100	295,650
Tesoro Petroleum Corporation*	22,800	304,608
Valero Energy Corporation	16,000	280,160
3.0% - Total For Energy		$1,213,918

Assured Guaranty LTD	16,300	278,893
Aspen Insurance Holdings Limited	10,600	320,968
American International Group, Inc.*	12,300	480,930
Ameriprise Financial, Inc.	5,700	269,781
Ares Capital Corporation	18,200	284,830
Allied World Assurance Holdings, Limited	6,000	339,540
Axis Capital Holdings Limited	8,700	286,578
Chimera Investment Corporation	69,800	275,710
Corelogic Incorporated	13,800	264,408
CNA Financial Corporation*	11,300	316,287
East West Bancorp	16,600	270,248
Fifth Third Bancorp	21,800	262,254
Huntington Bancshares Incorporated	46,100	262,309
Keycorp	40,600	323,176
NYSE Euronext	9,600	274,272
OneBeacon Insurance Group, Ltd.	20,500	292,945
Protective Life Corporation	13,800	300,288
Reinsurance Group of America	6,300	304,227
Rayonier, Inc.	5,500	275,660
SEI Investments Company	14,000	284,760
Unitrin, Inc.	14,600	356,094
Validus Holdings, Ltd.	11,100	292,596
16.6% - Total For Financial Services		$6,616,754

AmerisourceBergen Corporation	36,100	1,106,826
Community Health Systems Inc.*	9,300	288,021
Health Management Associates, Inc. - Class A*	107,000	819,620
Health Net Inc.*	10,600	288,214
SXC Helath Solutions Corporation*	7,400	269,878
Teleflex Incorporated	5,100	289,578
The Cooper Companies, Inc.	8,300	383,626
Warner Chilcott PLC*	11,700	262,548
9.3% - Total For Health Care		$3,708,311

Analog Devices, Inc.	9,000	282,420
Altera Corporation	10,400	313,664
Advanced Micro Devices, Inc.*	34,800	247,428
Atheros Communications	9,100	239,785
AVX Corporation	21,000	290,220
Dolby Laboratories Inc. - Class A*	5,800	329,498
Echostar Corporation*	14,500	276,660
Silicon Laboratories*	6,400	234,560

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2010

Factset Research Systems, Inc.	5,000	405,650
Fairchild Semiconductor International*	32,400	304,560
Harris Corporation	5,900	261,311
Intersil Corporation	20,600	240,814
Itron*	4,300	263,289
Jabil Circuit, Inc.	28,400	409,244
Lam Research Corporation*	7,600	318,060
Lexmark International, Inc.*	7,600	339,112
Micros System*	8,600	364,038
Marvell Technology Group, Limited	14,700	257,397
Micron Technology Incorporated*	30,200	217,742
National Semiconductor Corporation	22,000	280,940
Novellus Systems, Inc.*	10,500	279,090
On Semiconductor Corp.*	40,700	293,447
PMC-Sierra, Inc.	36,000	264,960
SanDisk Corporation*	10,200	373,830
Sunpower Corporation*	19,800	285,120
Seagate Technology*	14,800	174,270
Tech Data Corporation*	7,500	302,250
Teradyne*	28,400	316,376
Tellabs Incorporated	40,000	298,000
Vishay Precision Group Incorporated*	2,807	43,817
Vishay Intertechnology*	39,300	380,424
Western Digital Corp.*	7,800	221,442
Xilinx, Incorporated	12,500	333,000
23.7% - Total For Information Technology		$9,442,418

Pepco Holdings Inc.	15,000	279,000
0.7% - Total For Utilities		$279,000

Total Common Stocks: 99.0%		$39,468,974
(Common Stock Identified Cost $34,024,491)

Real Estate Investment Trusts (REITs)
CB Richard Ellis Group, Inc.*	21,100	385,708
Total REITs: 1.00%		$385,708
(REIT Identified Cost $263,155)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **	15,878	15,878
Total Cash Equivalents: 0.0%		$15,878
(Cash Equivalents Identified Cost $15,878)

Total Portfolio Value: 100.0%		$39,870,560
(Total Portfolio Identified Cost $34,303,524)

Other Assets Less Liabilities: (0.0%)		$743

Total Net Assets: 100.0%		$39,871,303

*  Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2010

Common Stocks	Shares	Fair Value

Buckeye Technologies	3,700	54,427
Boise, Inc.*	24,300	157,707
Clearwater Paper Corporation*	900	68,472
Ferro Corporation*	5,000	64,450
Glatfelter	4,200	51,072
Quaker Chemical Corporation	1,800	58,608
Noranda Aluminum Holdings Corporation*	5,900	48,498
Omnova Solutions Inc.*	9,200	66,148
Polyone Corporation*	4,800	58,032
Stepan Company	700	41,377
Verso Paper Corporation*	15,700	45,216
Xyratex Ltd*	3,200	47,488
12.1% - Total For Materials		$761,495

Advanced Battery Technologies Incorporated*	12,500	44,875
Alamo Group	1,900	42,427
APAC Customer Services Incorporated*	8,400	47,544
Coleman Cable Inc.*	7,000	41,930
CompX International Inc.	3,900	51,597
Diamond Management & Technology Consultants, Inc.	6,500	81,250
Force Protection, Inc.*	7,900	39,816
Great Lakes Dredge & Dock Company	8,300	48,223
Gencorp Incorporated*	5,400	26,568
Horizon Lines Inc.	10,300	43,260
Jetblue Airways Corporation*	7,200	48,168
US Airways Group, Inc.*	7,300	67,525
Lydall, Inc.*	5,900	43,424
Nacco Industries Incorporated	500	43,695
Pacer International*	7,100	42,884
Park-Ohio Industries, Inc. Of Ohio*	3,200	42,560
P.A.M. Transport Services Inc.*	2,900	36,482
Power-One Inc*	5,900	53,631
USA Truck, Inc.*	3,000	44,940
14.1% - Total For Industrials		$890,799

Medifast, Inc.*	3,600	97,668
1.6% - Total For Consumer Staples		$97,668

Asbury Automotive*	3,200	45,024
A.H. Belo Corporation*	6,500	45,955
American Axle & Manufacturing Holdings, Inc.*	4,400	39,688
Ballantyne Strong Incorporated*	5,100	44,115
Cinemark Holdings Incorporated	2,700	43,470
CPI Corp.	1,900	49,172
Delta Apparel Incorporated*	3,100	46,500
Furniture Brands International, Inc.*	7,800	41,964
The Finish Line	2,800	38,948
Fisher Communications Inc.	2,500	43,575
Fuel Systems Solutions Inc.*	1,600	62,576
G-III Apparel Group, Ltd.*	1,600	50,208
Iconix Brand Group Incorporated*	2,900	50,750
IRobot Corporation*	2,200	40,854
Libbey Inc.*	3,800	50,046
LeapFrog Enterprises Inc.*	9,500	52,060
Mediacom Communiccation Corp*	7,800	51,714
The McClatchy Company*	13,800	54,234
Overstock.Com Inc.*	2,800	44,016
Oxford Industries	2,300	54,694
Pep Boys-Manny,Moe & Jack	5,200	55,016
Select Comfort Corporation*	7,500	50,850

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2010

Common Stocks
Shiloh Industries, Inc.*	4,800	46,464
Skechers U.S.A., Inc.*	1,300	30,537
Standard Pacific Corporation*	11,600	46,052
Susser Holdings Corporation*	3,300	46,200
Timberland Company*	2,300	45,563
Tennaco Automotive, Inc.*	2,100	60,837
Tuesday Morning Corp*	9,800	46,746
Valassis Communications, Inc.*	1,300	44,057
Quiksilver Inc.*	9,900	38,709
Sealy Corporation*	14,300	34,892
23.7% - Total For Consumer Discretionary		$1,495,486

Callon Petroleum Company*	12,000	59,400
Delek US Holdings, Inc.	5,800	41,528
Gulfport Energy Corporation*	3,600	49,824
Miller Petroleum Incorporated*	9,400	50,666
3.2% - Total For Energy		$201,418

American Equity Investment Life*	6,200	63,488
BGC Partners, Inc.	10,700	63,879
BofI Holding Incorporated*	3,000	35,610
Baldwin & Lyons Inc. - B Class	2,100	53,445
CNO Financial Group, Incorporated*	8,300	45,982
Cash America International	1,200	42,000
Encore Capital Group Inc.*	3,500	63,070
EZCORP Incorporated*	2,400	48,096
First Financial Holdings, Inc.	3,800	42,332
GFI Group Inc.	9,700	45,008
Gladstone Capital	3,900	43,953
Hallmark Financial Services, Inc.*	5,200	45,448
Ladenburg Thalmann Financial Services Inc.*	45,000	45,900
Main Street Capital Corporation	2,600	41,314
Montpelier Re Holdings Limited	2,700	46,764
MVC Capital Inc.	3,800	49,286
National Financial Partners*	4,100	51,947
Presidential Life Corp	4,600	45,080
Rodman & Renshaw Capital Group Incorporated*	14,900	32,035
Sanders Morris Harris Group Inc.	7,900	44,714
15.1% - Total For Financial Services		$949,351

Ariad Pharmaceuticals Inc.*	12,300	46,986
Continucare Corporation*	16,200	68,040
Cyberonics*	1,900	50,692
Five Star Quality Care Incorporated*	8,500	42,925
Impax Laboratories*	2,700	53,460
Metropolitan Health Networks Incorporated*	11,800	44,840
Providence Service Corporation*	3,400	55,726
Par Pharmaceuticals Companies Incorporated*	2,300	66,884
Quidel Corporation*	3,400	37,366
SciClone Pharmaceuticals Inc.*	18,500	48,840
8.2% - Total For Health Care		$515,759

Brooks Automation, Inc.*	5,500	36,905
Brightpoint, Inc.*	6,000	41,940
Entegris, Inc.*	9,300	43,431
Entropic Communications Incorporated*	13,100	125,760
FSI International Inc.*	17,400	46,284
Gerber Scientific, Incorporated*	7,200	44,424
Integrated Silicon Solution, Inc.*	4,900	42,189
Keithley Instruments Inc.	4,200	90,342
Kulicke & Soffa Industries, Inc.*	6,400	39,616

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2010

Common Stocks
KVH Industries*	3,600	54,036
Local.Com Corporation*	9,900	43,758
Measurement Specialties Incorporated*	2,600	48,048
Mindspeed Technologies Inc.*	5,800	45,066
Insight Enterprises*	4,300	67,456
Oclaro Incorporated*	3,700	59,237
Photronics Inc.*	11,600	61,364
PLX Technology*	10,800	39,096
Richardson Electronics Limited	4,500	47,250
Sanmina Corporation*	3,300	39,864
SRS Labs, Inc.*	4,900	45,766
Tessco Technologies Incorporated	3,100	46,717
Ultra Clean Holdings, Inc.*	5,100	42,636
Veeco Instruments Inc.*	1,100	38,357
Volterra Semiconductor Corporation*	2,100	45,192
Audiovox Corp.*	6,000	41,040
20.2% - Total For Information Technology		$1,275,774

Total Common Stocks: 98.2%		$6,187,750
(Common Stock Identified Cost $5,486,339)

Real Estate Investment Trusts (REITs)
Cogdell Spencer Inc.	7,100	44,872
Monmouth Real Estate Investment Corporation	6,300	49,266
Total REITs: 1.5%		$94,138
(REITs Identified Cost $99,836)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **	26,656	22,089
Total Cash Equivalents: 0.4%		$22,089
(Cash Equivalents Identified Cost $22,089)

Total Portfolio Value: 100.1%		$6,303,977
(Total Portfolio Identified Cost $5,608,264)

Liabilities Less Other Assets: (0.1%)		$-3,194

Total Net Assets: 100.0%		$6,300,783

*  Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2010

Real Estate Investment Trusts (REITs)	Shares	Fair Value

Apartment Investment and Management, Co. - Class A	3,088	66,021
Avalon Bay Communities, Inc.	3,149	327,276
BRE Properties, Inc.	3,500	145,250
Equity Residential Properties Trust	7,500	356,775
Essex Property Trust, Inc.	1,870	204,653
United Dominion Realty Trust, Inc.	7,307	154,324
16l.8% - Total Apartments		$1,254,299

Vornado Realty Trust	5,061	432,867
5.8% - Total Diversified		$432,867

Health Care Property Investors	11,800	424,564
Health Care REIT	6,200	293,508
9.6% - Total Health Care		$718,072

Health Care Realty Trust, Inc.	2,800	65,492
Hospitality Property Trust	4,000	89,320
Host Hotels and Resorts	26,954	390,294
Senior Housing Properties Trust	9,500	223,250
10.3% - Total Lodging and Hotels		$768,356

Plum Creek Timber Co., Inc.	6,000	211,800
2.9% - Total Materials		$211,800

Alexandria Real Estate	3,000	210,000
AMB Property Corporation	5,700	150,879
Biomed Realty Trust	4,500	80,640
Boston Properties, Inc.	4,500	374,040
Corporate Office Properties Trust	2,000	74,620
Digital Realty Trust, Inc.	2,000	123,400
Kilroy Realty Corporation	3,545	117,481
Liberty Property Trust	4,861	155,066
Mack-Cali Realty Corporation	2,500	81,775
Prologis Trust	8,375	98,657
19.7% - Total Office and Industrial		$1,466,558

CBL & Associates Properties	3,194	41,714
Developers Diversified Realty Corp	5,880	65,974
Equity One	7,000	118,160
Federal Realty Investment Trust	2,000	163,320
Kimco Realty Corporation	11,767	185,213
Macerich Company	3,592	154,276
National Retail Properties Inc.	9,000	225,990
Regency Centers Corporation	5,575	220,045
Simon Property Group, Inc.	6,079	563,766
SL Green Realty Corp	1,467	92,905
Tanger Factory Outlet Centers, Inc.	1,500	70,710
Taubman Centers, Inc.	2,200	98,142
Weingarten Realty Investors	5,413	118,112
28.4% - Total Retail		$2,118,327

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2010

Public Storage, Inc.	4,500	436,680
5.9% - Total Storage		$436,680

Total REITs: 99.4%		$7,406,959
(Common Stock Identified Cost $4,653,135)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield *	32,125	32,125
Total Cash Equivalents: 0.4%		$32,125
(Cash Equivalents Identified Cost $32,125)

Total Portfolio Value: 99.8%		$7,439,084
(Total Portfolio Identified Cost $4,685,260)

Other Assets Less Liabilities: 0.2%		$13,227

Total Net Assets: 100.0%		$7,452,311

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2010

Common Stocks	Shares	Fair Value

Agrium Inc.	590	44,244
Air Liquide AS - ADR	1,922	47,031
Anglo American PLC - ADR*	2,430	48,284
Anglo Platinum Limited - ADR*	340	31,960
Arcelormittal - NY Registered Shares	970	31,991
Newcrest Mining Limited - ADR	1,700	65,450
Asahi Glass Company Limited - ADR	3,100	31,620
Asahi Kasei Corporation - ADR	600	32,940
BASF SE - ADR	450	28,418
BHP Billiton Ltd - ADR	1,600	122,112
BHP Billiton PLC - ADR	680	43,466
Cemex S.A. De C.V. - ADR*	3,007	25,559
Nippon Steel Corporation - ADR*	930	31,955
Orient Paper, Inc. - ADR	6,100	26,474
Potash Corporation of Saskatchewan Inc.	960	138,278
Rio Tinto PLC - ADR	800	46,984
Sociedad Quimica - ADR	940	45,346
Sumitomo Metal Industries LTD - ADR*	1,300	32,734
Syngenta AG - ADR	560	27,882
Vale S.A. - ADR	1,810	56,599
12.4% - Total For Materials		$959,327

Abb Ltd. - ADR*	1,640	34,637
BAE Systems PLC - ADR	1,660	35,756
Canadian National Railway Company - ADR	840	53,777
Itochu Corporation - ADR	350	32,001
Komatsu Limited - ADR	2,660	62,324
Koninklijke Philips El-Ny Shares (New) - ADR	996	31,195
Mitsubishi Corporation - ADR	1,670	78,958
Mitsui & Co., Ltd - ADR	310	93,158
Secom Corporation Limited - ADR	270	24,637
Sensata Technologies Holdings N.V. - ADR	2,100	41,496
Siemens Ag - ADR	590	62,186
Tata Motors Limited - ADR	2,700	68,877
Volvo AB - ADR	4,430	65,298
Wolseley PLC - ADR*	18,200	44,954
9.4% - Total For Industrials		$729,254

America Movil - Series L - ADR	830	44,264
BT Group PLC - ADR	1,600	35,072
China Mobile (Hong Kong) Limited - ADR	1,540	78,740
Chunghwa Telecom Company Limited - ADR	1,800	40,356
Deutsche Telekom AG - ADR	3,050	41,572
France Telecom SA - ADR	1,596	34,362
Millicom International Cellular SA - ADR	340	32,623
MTN Group Limited - ADR	2,390	43,713
Nippon Telegraph And Telephone Corporation - ADR	1,930	42,306
Rogers Communications, Inc. Class B	730	27,324
Tele Norte Leste Participacoes S.A. - ADR	3,000	42,240
Telefonica SA - ADR	630	46,715
Telefonos De Mexico-Class L - ADR	2,350	35,085
Vivo Participacoes S.A. - ADR	1,220	33,147
Vodafone Group PLC - ADR	2,200	54,582
8.2% - Total For Telecomm Services		$632,101

Carrefour SA - ADR	3,880	41,438
CIA Brasileira - ADR	350	24,157
Coca-Cola Amatil Limited - ADR	1,260	29,018
Danone - ADR	6,073	72,997
Koninklijke Ahold NV - ADR	2,800	37,604
L'Oreal - ADR	1,050	23,604
Nestle S A - ADR	2,200	117,524

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2010

Tesco PLC - ADR	3,440	69,316
Unilever N.V. (Netherlands) - ADR - NY Registered Shares	760	22,709
Unilever PLC - ADR	4,230	123,093
Wal-Mart De Mexico SA - ADR	2,340	59,015
8.0% - Total For Consumer Staples		$620,475

Adidas AG - ADR	2,020	62,458
Carnival PLC - ADR	1,360	53,802
DaimlerChrysler AG*	750	47,153
Hennes & Mauritz - ADR	7,400	53,724
Honda Motor Company, Ltd. - ADR	1,160	41,284
Marks and Spencer Group PLC - ADR	3,450	41,780
Sony Corporation - ADR	2,030	62,768
Toppan Printing - ADR	800	30,680
Toyota Motor Corporation - ADR	1,430	102,359
Vivendi - ADR	1,991	54,314
Volkswagen AG - ADR	1,620	35,802
7.6% - Total For Consumer Discretionary		$586,124

BG Group PLC - ADR	390	34,480
BP PLC - ADR	1,390	57,226
CNOOC Limited - ADR	840	163,212
Core Laboratories N.V.	880	77,475
Eni S.P.A. - ADR	620	26,771
Gazprom Oao - ADR	1,530	32,054
Petrochina Co Ltd - ADR	580	67,524
Petroleo Brasileiro S.A. - ADR	3,280	118,966
Royal Dutch Shell PLC - Class B - ADR	1,060	62,317
Statoil ASA - ADR	7,320	153,574
Tenaris SA - ADR	1,100	42,262
Total SA - ADR	1,350	69,660
Transocean Ltd.*	1,450	93,220
12.9% - Total For Energy		$998,741

Allianz AG ADR*	3,100	35,030
Australia and New Zealand Banking Group Limited - ADR	3,440	78,914
Banco Bilbao Vizcaya Argentaria S.A. - ADR	2,890	38,957
Banco Bradesco - ADR	2,781	56,677
Banco de Chile - ADR	480	43,133
Banco Santander Central Hispano, SA - ADR	4,330	54,818
Bank of Montreal	870	50,242
Bank of Nova Scotia	1,070	57,031
Barclays PLC - ADR	2,250	42,413
BNP Paribas - ADR	950	33,668
Cheung Kong (Holdings) Limited - ADR	2,830	42,705
China Life Insurance Co., Limited - ADR	700	41,636
Credit Suisse Group - ADR	980	41,709
HDFC Bank Limited - ADR	320	58,998
HSBC Holdings PLC - ADR	2,130	107,757
Icici Bank Limited - ADR	1,040	51,844
Industrial and Commercial Bank of China Limited - ADR	1,400	51,856
Intesa Sanpaolo - ADR	2,090	40,630
Itau Unibanco Holding SA - ADR	3,102	75,006
KB Financial Group, Inc. - ADR*	1,296	55,559
Manulife Financial Corporation	2,520	31,828
Mitsubishi Estate Company Ltd - ADR	220	35,860
MacQuarie Group Ltd. - ADR	1,100	38,335
Mitsubishi UFJ Financial Group Inc. - ADR	6,200	28,706
National Australia Bank Limited - ADR	2,130	52,270
Orix Corporation - ADR	1,040	39,926
Prudential LPC - ADR	2,100	41,895
Royal Bank of Canada	920	47,960
Societe Generale S.A. - ADR	3,700	42,476
Sumitomo Corporation - ADR	4,130	53,401
Sumitomo Mitsui Financial Group - ADR	14,840	42,294

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2010

Sun Hung Kai Properties Limited Sp - ADR	3,150	54,495
Tokio Marine Holdings, Incorporated - ADR	1,140	30,620
Toronto Dominion Bank	520	37,575
United Overseas Bank Ltd - ADR	1,340	37,373
Zurich Financial Services AG - ADR	1,940	45,299
22.2% - Total For Financial Services		$1,718,896

Bayer AG - ADR	1,250	87,087
Mindray Medical International Limited - ADR	1,400	41,398
Novartis AG - ADR	2,680	154,556
Novo Nordisk A/S - ADR	450	44,298
Reckitt Benckiser Group PLC - ADR	3,500	38,640
Dr. Reddy's Laboratories Limited - ADR	1,300	41,886
Roche Holdings Limited - ADR	1,730	59,235
Takeda Pharmaceutical Co. Ltd. - ADR*	1,820	41,751
Teva Pharmaceuticals - ADR*	1,110	58,552
7.3% - Total For Health Care		$567,403

Accenture PLC - Class A	1,920	81,581
ASML Holdings NV	910	27,054
Baidu, Inc.*	600	61,572
Infosys Technologies - ADR	530	35,674
Nintendo Co., Ltd. - ADR	1,050	32,760
Nokia Corporation - ADR	8,280	83,048
Research In Motion Ltd.*	1,300	63,297
SINA Corporation*	910	46,028
Taiwan Semiconductor Manufacturing Company, Limited - ADR	3,060	31,028
Telefonaktiebolaget LM Ericsson*	3,100	34,007
Trend Micro Incorporated - ADR*	660	19,747
United Microelectronics - ADR*	7,430	20,655
7.0% - Total For Information Technology		$536,451

E. On AG - ADR	1,470	43,409
Enel Spa - ADR	7,000	37,310
Enersis SA - ADR	2,330	54,778
Iberdrola SA - ADR	1,567	48,044
International Power PLC - ADR	830	50,630
RWE AG - ADR	620	41,788
Scottish & Southern Energy PLC - ADR	1,650	29,057
Veolia Environnement - ADR	1,079	28,442
4.3% - Total For Utilities		$333,458

Total Common Stocks: 99.3%		$7,682,230
(Common Stock Identified Cost $6,491,108)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **	44,431	44,431
Total Cash Equivalents: 0.6%		$44,431
(Cash Equivalents Identified Cost $44,431)

Total Portfolio Value: 99.9%		$7,726,661
(Total Portfolio Identified Cost $6,535,539)

Other Assets Less Liabilities: 0.1%		$8,082

Total Net Assets: 100.0%		$7,734,743

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2010

Fixed Income Securities - Bonds	Face	Fair Value

Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/2011	2,786,000	2,876,812
American Express Centurion Senior Unsecured Notes, 5.550% Due 10/17/2012	1,417,000	1,526,696
American Express, 4.875% Due 07/15/2013	1,400,000	1,515,737
Bank of America Corporation Senior Notes, 7.375% Due 05/15/2014	490,000	563,183
Bank of America Corporation Senior Unsecured Notes, 5.125% Due 11/15/2014	1,455,000	1,570,325
Bank of America Subordinated, 5.420% Due 03/15/2017	1,400,000	1,435,680
Bank of New York Mellon NA Subordinated Notes, 5.450% Due 04/01/2016	1,610,000	1,823,397
Bank of New York Mellon Senior Unsecured Notes, 5.450% Due 05/15/2019	1,000,000	1,167,237
BB&T Corporation Subordinated Notes, 4.75% Due 10/01/2012	1,000,000	1,059,480
BB&T Corporation Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,090,315
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,703,673
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	1,500,000	1,559,350
Citigroup Incorporated Unsecured Notes, 5.250% Due 02/27/2012	1,500,000	1,576,086
Equity Residential Properties Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,633,432
JP Morgan Chase & Company Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,283,958
JP Morgan Co. (Formerly Bank One Corp.) Subordinated Notes, 5.900% Due 11/15/2011	1,000,000	1,054,515
JP Morgan Co. (Formerly Bank One Corp.), 5.250% Due 01/30/2013	500,000	539,178
Mellon Funding Corp Subordinated Notes, 5.500% Due 11/15/2018	1,501,000	1,715,886
Morgan Stanley Notes, 5.050% Due 01/21/2011	1,000,000	1,013,271
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,500,000	1,646,775
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	522,603
Northern Trust Company Subordinated Notes, 5.850% Due 11/09/2017	1,000,000	1,167,323
PNC Funding Corporation Bank Guaranteed Notes, 5.625% Due 02/01/2017	410,000	447,668
PNC Funding Corporation, 5.2500% Due 11/15/2015	2,567,000	2,854,301
US Bank NA Notes, 6.375% Due 08/01/2011	1,400,000	1,466,959
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	447,000	495,053
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	1,980,000	2,267,789
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/2014	800,000	870,333
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/2013	1,400,000	1,516,964
Wells Fargo Financial Notes, 6.125% Due 04/18/2012	1,800,000	1,924,772
22.6% - Bank and Finance		$42,888,751

American Home Products Step Up Coupon, 6.950% Due 03/15/2011	2,000,000	2,058,264
Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,986,392
General Electric Capital Corp., 5.000% Due 02/01/2013	2,500,000	2,716,363
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,654,336
General Electric Capital Corp., 6.000% Due 06/15/2012	600,000	647,799
General Mills Inc. Senior Unsecured Notes, 6.000% Due 02/15/2012	1,480,000	1,578,556
Hershey Foods, 6.950% Due 08/15/2012	1,055,000	1,172,573
IBM Corporation Notes, 7.625% Due 10/15/2018	2,260,000	3,007,436
Kellogg Company Senior Unsecured Notes, 5.125% Due 12/03/2012	1,530,000	1,663,209
Kroger Company Senior Unsecured Notes, 6.800% Due 04/01/2011	1,200,000	1,235,447
Kroger Company Senior Unsecured Notes, 7.500% Due 01/15/2014	760,000	898,123
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,380,728
Pepsico Inc. Senior Unsecured Notes, 4.650% Due 02/15/2013	500,000	667,190
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	1,875,000	2,044,616
Procter & Gamble Company Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,068,210
Potash Corporation of Saskatchewan Senior Unsecured Notes, 4.875% Due 03/01/2013	1,000,000	1,076,034
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	1,000,000	1,110,554
Target Corporation Notes, 6.350% Due 01/15/2011	1,000,000	1,016,978
Transocean Ltd. Senior Unsecured Notes, 5.250% Due 03/15/2013	1,350,000	1,419,815
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	340,000	399,995
United Technologies Corporation, 6.100% Due 05/15/2012	675,000	729,847
Wal-Mart Stores Senior Unsecured Notes 7.550% Due 02/15/30	4,000,000	5,413,584
XTO Energy Incorporated Senior Unsecured Notes, 5.900% Due 08/01/2012	1,515,000	1,653,109
20.9% - Industrials		$39,599,158

Fannie Mae 15 YR MBS, 5.000% Due 12/01/2019	1,006,505	1,074,344
Fannie Mae 30 YR MBS, 6.000% Due 08/01/2034	1,252,197	1,373,402

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2010

Fannie Mae MBS, Series 253300, 7.500% Due 05/01/2020	5,647	6,410
FHLMC Pool 780439, 2.734% Due 04/01/2033	289,923	302,985
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	2,500,000	2,769,727
Freddie Mac 15 Year Gold, 7.000% Due 03/01/2011	1,650,000	1,799,752
Freddie Mac CMO Pool 2877 Class AL, 5.000% Due 10/15/2024	226	228
Freddie Mac CMO Series 2617 Class DN, 4.500% Due 10/15/2030	871,474	893,773
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/2025	1,000,000	1,121,523
Freddie Mac CMO Series 3287 Class GC, 5.500% Due 08/15/2034	1,150,000	1,204,528
Freddie Mac CMO Series 3499 Class PA, (6.500% 30 Year Collateral) 4.500% Due 08/15/36	5,022,544	5,361,225
Freddie Mac MBS, 8.000% Due 06/01/2030	7,840	9,034
Ginnie Mae Pool 2658, 6.500% Due 10/20/2028	75,429	84,937
Government National Mortgage Assoc. GNMA II Pool 2945, 7.500% Due 07/20/2030	13,821	15,789
Government National Mortgage Assoc. II JM 30 YR MBS, 5.5000% Due 07/20/2038	762,156	810,703
Government National Mortgage Assoc. Pool 780400, 7.000% Due 12/15/2025	9,720	11,078
Government National Mortgage Assoc. Pool 780420, 7.500% Due 08/15/2026	5,287	6,038
Government National Mortgage Assoc. Pool 781397, 5.500% Due 02/15/2017	112,984	121,973
8.9% - Government Agency Obligations - Mortgage Backed Securities		$16,967,449

AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/2013	3,325,000	3,849,884
Duke Energy Carolinas First Mortgage 5.750% Due 11/15/2013	527,000	599,776
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	2,475,000	2,827,618
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	794,000	864,697
Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	298,249
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	1,151,453
GTE Corporation Debentures 6.940% Due 04/15/28	35,000	40,459
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,378,718
Midamerican Energy Holdings Senior Unsecured Notes, 3.150% Due 07/15/2012	2,500,000	2,584,838
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,441,326
National Rural Utilities Collateral Trust, 4.375% Due 10/01/2010	1,500,000	1,500,000
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	420,115
Southern Company Senior Unsecured Notes, 5.300% Due 01/15/2012	500,000	526,801
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/2013	3,000,000	3,234,780
Virginia Electric & Power Company Senior Unsecured Notes 4.500% Due 12/15/2010	625,000	629,817
11.3% - Utilities		$21,348,531

Federal Farm Credit Bank, 4.150% Due 03/25/2015	778,000	871,071
Federal Farm Credit Bank, 4.500% Due 10/17/2012	1,115,000	1,203,048
Federal National Mortgage Association Notes, 1.250% Due 07/29/2013	1,500,000	1,505,638
Federal National Mortgage Association Notes, 2.000% Due 05/05/2015	3,370,000	3,398,086
Fannie Mae Notes, 3.000% Due 07/23/2015	1,000,000	1,037,792
Tennessee Valley Authority, 5.625% Due 01/18/2011	2,000,000	2,032,046
Tennessee Valley Authority, 6.000% Due 03/15/2013	2,875,000	3,244,475
Tennessee Valley Authority, 7.125% Due 05/01/2030	6,780,000	9,536,443
12.0% - United States Government Agency Obligations		$22,828,599

United States Treasury Note, 4.250% Due 08/15/2013	600,000	662,766
United States Treasury Note, 4.375% Due 08/15/2012	1,000,000	1,075,039
United States Treasury Note, 3.125% Due 04/30/2017	6,250,000	6,763,181
United States Treasury Note, 3.500% Due 02/15/2039	7,000,000	6,772,500
United States Treasury Note, 4.500% Due 11/30/2011	2,800,000	2,935,845
United States Treasury Note, 4.750% Due 05/15/2014	3,200,000	3,652,499
11.5% - United States Government Obligations		$21,861,830

Cuyahoga County OH General Obligation Ltd. Build America Bonds, 6.034% Due 12/01/2034	3,000,000	3,374,370
University of Cincinnati Ohio General Receipts Revenue - Build America Bond, 4.325% Due 06/01/2017	1,375,000	1,430,454
Florida Atlantic University Capital Improvement Revenue - Federally Taxable
Build America Bonds 6.249% Due 07/01/20	1,000,000	1,093,470
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100) 7.439% Due 07/01/30	2,125,000	2,308,070
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100) 7.589% Due 07/01/37	2,500,000	2,712,000

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2010

Kentucky Asset Liability Commission Revenue Build America Bond, 1.496% Due 04/1/2012	2,000,000	2,001,340
University of Washington Revenue Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,164,700
8.5% - Taxable Municipal		16,084,404

Province of Ontario Senior Unsecured Notes, 2.700% Due 06/16/2015	3,410,000	3,571,620
Province of Ontario Senior Unsecured Notes, 4.100% Due 06/16/2014	1,500,000	1,647,798
2.8% - Sovereign		5,219,418

Total Fixed Income: 98.5%		$186,798,140
(Fixed Income Identified Cost $173,778,834)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield *	854,630	854,630
Total Cash Equivalents: 0.5%		$854,630
(Cash Equivalents Identified Cost $854,630)

Total Portfolio Value: 99.0%		$187,652,770
(Total Portfolio Identified Cost $174,633,464)

Other Assets Less Liabilities: 1.0%		$2,075,074

Total Net Assets: 100.0%		$189,727,844

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

(A) Abbreviations:
FHLMC: Federal Home Loan Mortgage Corporation
CMO: Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2010

Municipal Income Securities - Bonds	Face	Fair Value

Akron Ohio Refunding, 5.000% Due 12/1/2012	200,000	214,922
Cincinnati, OH, General Obligation, 5.000% Due 12/01/2017	75,000	86,525
Cincinnati, Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	163,378
Dayton, OH, General Obligation (AMBAC Insured), 4.450% Due 12/01/2012	100,000	100,652
Erlanger Kentucky Public Project General Obligation 1.000% Due 05/01/11	120,000	120,144
Gahanna , OH, (AMBAC Insured), 5.000% Due 12/01/2018	400,000	446,028
Mason, OH General Obligation Limited, 4.000% Due 12/01/2020	375,000	408,502
Mentor, OH, General Obligation (MBIA Insured), 5.000% Due 12/01/2015	140,000	163,086
Sharonville Ohio General Obligation, 2.625% Due 12/01/2013	200,000	206,844
Westerville, OH, General Obligation Limited (Callable 12/01/2017 @ $100)
(AMBAC Insured), 5.000% Due 12/01/2024	445,000	500,087
7.6% - General Obligation - City		$2,410,168

Harris County Texas General Obligation Limited (Callable 10/1/18 @ $100) 5.750% Due 10/01/2025	200,000	252,090
Portage County Ohio General Obligation Limited Bond, 3.000% Due 12/01/2021	270,000	266,960
Vandalia Ohio General Obligation Limited Bond, 5.250% Due 12/01/2018	500,000	566,400
3.4% - General Obligation - County		$1,085,450

Avon Lake Ohio General Obligation Limited 2.000% Due 12/01/2011	115,000	116,717
State of Ohio Common Schools - Series A, 4.000% Due 6/15/2010
State of Ohio Common Schools - Series C, 5.000% Due 3/15/2017	120,000	132,455
State of Ohio, 5.000% Due 3/01/2015	385,000	419,681
State of Ohio General Obligation, 4.500% Due 5/01/2019	500,000	536,265
State of Ohio General Obligation, 5.250% Due 5/01/2012	175,000	187,885
State of Colorado Higher Education Lease Financing Program
Certificate of Participation (Callable 11/1/18 @ $100), 5.250% Due 11/01/2023	220,000	247,029
5.1% - General Obligation - State		$1,640,032

Arizona Board of Regents Revenue Arizona State University (Callable 7/1/18 @ $100), 5.750% Due 07/01/2023	300,000	352,284
Florida Atlantic University Finance Corporation Capital Improvement Revenue 5.000% Due 07/01/16	250,000	275,892
Florida State Board of Governors FL State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	648,462
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	578,270
Ohio State University General Receipt Revenue Series A, 4.000% Due 12/01/2012	250,000	268,007
Ohio State University General Receipt Revenue 4.000% Due 12/01/15	785,000	883,667
State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	175,249
State of Ohio Higher Education Facility Commission Revenue - Xavier University Project, 5.0000% Due 05/01/2016	150,000	169,390
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University 2.500% Due 05/01/13	125,000	127,760
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University 2.750% Due 05/01/14	100,000	102,712
State of Ohio Higher Educational Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	175,000	188,766
University of Cincinnati, Certificate of Participation, 5.750% Due 12/01/2011	25,000	26,408
University of Cincinnati Ohio General Receipt Revenue, 2.000% Due 06/01/2011	100,000	100,579
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	276,880
University of Cincinnati Receipt Revenue Series G 5.000% Due 06/01/17	280,000	319,164
14.1% - Higher Education		$4,493,490

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	360,815
Huron County OH Hospital Facility Revenue Fisher-Titus Medical Center, 5.000% Due 12/01/2011	200,000	206,210
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical
Center (Callable 5/1/19 @ $100), 5.000% Due 05/01/2024	500,000	534,845
Hopkins County KY Public Properties Corp. Judicial Center Project first Mortgage Revenue, 3.000% Due 06/01/2019	300,000	306,432
Montgomery County, OH, Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013	200,000	213,064
State of Ohio Mental Health Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	100,000	107,185
5.4% - Hospital/Health		$1,728,551

Cleveland, OH, Public Power System Revenue, 5.500% Due 11/15/2013	100,000	104,548
Hamilton, OH Electric, (FSA Insured), 3.600% Due 10/15/2010	200,000	200,132
Ohio Muni Generation Agency (AMBAC Insured), 5.000% Due 2/15/2017	325,000	350,701
2.1% - Revenue Bonds - Electric		$655,381

Butler County, OH Water and Sewer General Obligation Limited, 2.250% Due 12/01/2012	100,000	102,745
Butler County, OH Water and Sewer General Obligation Limited, 3.500% Due 12/01/2017	400,000	427,948
Cleveland, OH, Waterworks Revenue, Series G (MBIA Insured), 5.500% Due 01/01/2013	100,000	103,427
Green County, OH Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	160,064
Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	549,425
Mason, OH Sewer System Revenue Callable 6/1/14 @ $100 (MBIA Insured), 4.850% Due 12/01/2024	340,000	343,036
Nashville and Davidson, TN, 7.700% Due 01/01/2012	10,000	10,492
North Texas Muni Water District Water System Revenue (Callable 9/1/18 @ $100) 5.250% Due 09/01/2022	415,000	480,587
San Antonio Texas Electric and Gas Revenue (Callable 02/01/2015 @ $100), 5.000% Due 02/01/2025	150,000	164,944
State of Ohio Water Development Authority Revenue, 5.000% Due 06/01/2013	250,000	277,812
Washington County, OR Clean Water Services Sewer Revenue
Senior Lien Series A (Callable 10/01/2019 @ $100), 5.250% Due 10/01/2025	290,000	336,122
State of Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	373,125
10.5% - Revenue Bond - Water & Sewer		$3,329,727

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2010

Clermont County, OH Transportation Improvement District Revenue 3.875% Due 12/01/2012	250,000	264,570
Cleveland, OH Parking Facilities Revenue (FSA Insured), 4.000% Due 09/15/2015	150,000	158,611
Cleveland, OH Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	451,020
Newport, Kentucky First Mortgage Revenue Court Facilities Project
(Callable 10/1/19 @ $100) 4.000% Due 10/01/2025	500,000	512,150
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	102,046
State of Ohio Major New Infrastructure Revenue (Callable 6/15/18 @ $100) 5.5000% Due 06/15/2020	200,000	239,894
5.4% - Special Obligation Bonds		$1,728,291

Barberton, OH City School District General Obligation
(Callable 6/1/18 @ $100) (SDCEP Insured), 4.750% Due 12/01/2023	300,000	331,125
Brunswick Ohio School District General Obligation Unlimited, 2.100% Due 12/01/2012	210,000	215,777
Chillicothe, OH City School District GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	322,503
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	310,266
Cincinnati, OH, City School District General Obligation (FGIC Insured), 5.000% Due 12/01/2014	225,000	258,075
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000% Due 12/01/2020	140,000	148,540
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500% Due 12/01/2021	100,000	105,933
Columbus Ohio City School District School Facilities Construction and Improvement
General Obligation, 4.000% Due 12/01/2023	175,000	186,186
Dayton , OH, City School District, (FGIC Insured), 3.250% Due 12/01/2010	100,000	100,334
Delaware, OH, City School District, General Obligation (MBIA Insured), 5.000% Due 12/01/2020	250,000	276,913
Fairfield, OH, City School District Refunding General Obligation Unlimited
(Callable 12/01/2011 @ $100) (MBIA-IL-RE FGIC Insured), 5.250% Due 12/01/2014	95,000	99,909
Fairfield, OH, (FGIC Insured), 0.000% Due 12/01/2011*	100,000	98,311
Garrett-Keyser-Butler Indiana Middle School Building Corporation
First Mortgage Revenue, 3.000% Due 07/15/2013	290,000	299,863
Girard, OH City School District (FSA Insured), 3.850% Due 12/01/2010	235,000	236,285
Lakota Ohio Local School District General Obligation. 5.250% Due 12/01/2025	205,000	255,428
Jackson, OH, Local School District Stark and Summit Counties General Obligation Unlimited
(FSA Insured), 5.000% Due 12/01/2014	300,000	337,113
Keller, TX, Independent School District General Obligation Unlimited
(Callable 02/15/19 @ $100), 4.500% Due 02/15/2020	250,000	276,955
Kenton County Kentucky School District Finance Corporation
School Building Revenue (Callable 2/01/2019 @ $100), 4.500% Due 02/01/2025	300,000	315,504
Kentucky Interlocal School Transportation Association Educational Facilities Lease
Certificate of Participation, 2.300% Due 12/01/2014	450,000	453,020
Kings Local, OH, 6.350% Due 12/01/2012	15,000	16,707
Kings Local, OH, 6.400% Due 12/01/2013	150,000	174,384
Mariemont, OH City School District General Obligation
(Callable 6/1/15 @ $100 Sinkable 12/1/21 @ $100) (FSA Insured), 4.400% Due 12/01/2023	515,000	536,306
Marshall County, KY School District Finance Corporation School Building Revenue, 3.000% Due 03/01/2015	250,000	266,477
Mason, OH City Schools (FGIC Insured), 5.000% Due 12/01/2015	135,000	158,722
Medina Ohio City School District General Obligation, 5.000% Due 12/01/2023	280,000	300,751
Milton Union, OH Exempted Village School District GO Limited, 2.000% Due 12/01/2011	195,000	197,369
Nelsonville York, OH City School District GO (SDCEP Insured), 5.000% Due 12/01/2012	270,000	291,584
Reynoldsburg Ohio City School District General Obligation, 5.000% Due 12/01/2020	200,000	232,668
South Vermillion Indiana School Building Corporation
First Mortgage Revenue Sinkable, 3.500% Due 07/15/2013	380,000	399,110
Green County KY School District Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/1/2017	370,000	380,660
Meade County KY School District Finance Corp. School Building Revenue (Natl-RE Seek Insured) 4.000% Due 09/01/2020	155,000	163,328
Springboro Ohio City School District General Obligation (AGM Insured) 5.250% Due 12/01/18	310,000	366,510
St. Marys Ohio School District School Facilities Construction and Improvement
General Obligation, 5.000% Due 12/01/2013	200,000	223,858
Sycamore, OH, Community School District, 3.250% Due 12/01/2010	330,000	331,508
Sycamore Ohio Community School District General Obligation, 4.375% Due 12/01/2018	400,000	449,328
Sycamore, OH, Community Unlimited, 5.375% Due 12/01/2013	125,000	141,360
Western Reserve Ohio Local School District General Obligation (SDCP Insured), 4.000% Due 12/01/2022	240,000	252,972
Wayne Trace Ohio Local School District General Obligation (SDCP Insured), 3.000% Due 12/01/2020	320,000	317,222
30.8% - School District		$9,828,864

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program
(Callable 1/1/2019 @ $100) (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	100,000	104,775
Kentucky State Property and Buildings Commission Revenue Series A, 5.000% Due 11/01/2012	205,000	221,863
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C
(Callable 9/1/19 @ $100) (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	195,000	204,263
Ohio Housing Finance Agency Residential Mortgage Revenue
2009 Series A (Callable 09/01/2018 @ $100), 5.550% Due 09/01/2028	470,000	507,041
Ohio State Dept of Administrative Services, 4.000% Due 09/01/2012	145,000	153,161
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000% Due 09/01/2011	255,000	264,407
Ohio State Housing Finance Authority (GNMA Insured) Collateral, 5.100% Due 09/01/2017	65,000	70,119
State of Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	215,384
State of Ohio Cultural Facilities Revenue (FSA Insured), 5.000% Due 10/01/2012	250,000	270,315
State of Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	499,090
State of Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	193,309
State of Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	450,000	488,988

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2010

State of Ohio Housing Finance Agency Residential Mortgage Revenue Series F
(Callable 9/1/18 @ $100) (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	435,000	445,745
State of Ohio Parks and Recreation Bonds, 4.350% Due 12/01/2011	100,000	100,585
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	354,120
State of Ohio General Obligation Natural Resources - Series J, 5.000% Due 10/01/2013	300,000	336,855
13.9% - State Agency		$4,430,020

Total Fixed Income - Municipal Bonds: 98.3%		$31,329,974
(Municipal Bonds Identified Cost $29,758,377)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **	425,778	425,778
Total Cash Equivalents: 1.3%		$425,778
(Cash Equivalents Identified Cost $425,778)

Total Portfolio Value: 99.6%		$31,755,752
(Total Portfolio Identified Cost $30,184,155)

Other Assets Less Liabilities: 0.4%		$111,077

Total Net Assets: 100.0%		$31,866,829

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using  market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2010:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$4,425,031	$	---	$	---	$4,425,031
Industrials	3,610,190		---		---	3,610,190
Telecomm Services	1,943,098		---		---	1,943,098
Consumer Staples	10,564,884		---		---	10,564,884
Consumer Discretionary	3,089,669		---		---	3,089,669
Energy	6,443,913		---		---	6,443,913
Financial Services	4,679,582		---		---	4,679,582
Health Care	8,775,334		---		---	8,775,334
Information Technology	5,892,585		---		---	5,892,585
Utilities	1,529,447		---		---	1,529,447
Money Market Fund	1,660,669		---		---	1,660,669
Total	$52,614,402		$--	$	---	$52,614,402

Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,152,075	$	---	$	---	$3,152,075
Industrials	2,252,486		---		---	2,252,486
Consumer Staples	4,588,300		---		---	4,588,300
Consumer Discretionary	3,418,552		---		---	3,418,552
Energy	5,580,350		---		---	5,580,350
Financial Services	4,328,095		---		---	4,328,095
Health Care	6,051,107		---		---	6,051,107
Information Technology	7,753,217		---		---	7,753,217
Money Market Fund	824,996		---		---	824,996
Total	$37,949,178		$--	$	---	$37,949,178

Dynamic Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$884,138	$	---	$	---	$884,138
Industrials	1,434,876		---		---	1,434,876
Consumer Staples	739,618		---		---	739,618
Consumer Discretionary	884,388		---		---	884,388
Energy	1,535,534		---		---	1,535,534
Financial Services	929,785		---		---	929,785
Health Care	1,947,910		---		---	1,947,910
Information Technology	3,254,199		---		---	3,254,199
Money Market Fund	278,741		---		---	278,741
Total	$11,889,189		$--	$	---	$11,889,189

Disciplined Large-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$226,380	$	---	$	---	$226,380
Industrials	350,823		---		---	350,823
Telecomm Services	89,956		---		---	89,956
Consumer Staples	332,277		---		---	332,277
Consumer Discretionary	797,420		---		---	797,420
Energy	413,956		---		---	413,956
Financial Services	1,446,467		---		---	1,446,467
Health Care	513,729		---		---	513,729
Information Technology	1,433,217		---		---	1,433,217
Utilities	57,660		---		---	57,660
Real Estate Investment Trusts	67,928		---		---	67,928
Total	$5,729,813		$--	$	---	$5,729,813

Disciplined Mid-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,980,981	$	---	$	---	$3,980,981
Industrials	3,452,214		---		---	3,452,214
Telecomm Services	476,976		---		---	476,976
Consumer Staples	1,622,392		---		---	1,622,392
Consumer Discretionary	8,676,010		---		---	8,676,010
Energy	1,213,918		---		---	1,213,918
Financial Services	6,616,754		---		---	6,616,754
Health Care	3,708,311		---		---	3,708,311
Information Technology	9,442,418		---		---	9,442,418
Utilities	279,000		---		---	279,000
Real Estate Investment Trusts	385,708		---		---	385,708
Money Market Fund	15,878		---		---	15,878
Total	$39,870,560		$--	$	---	$39,870,560

Disciplined Small-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$761,495	$	---	$	---	$761,495
Industrials	890,799		---		---	890,799
Consumer Staples	97,668		---		---	97,668
Consumer Discretionary	1,495,486		---		---	1,495,486
Energy	201,418		---		---	201,418
Financial Services	949,351		---		---	949,351
Health Care	515,759		---		---	515,759
Information Technology	1,275,774		---		---	1,275,774
Real Estate Investment Trusts	94,138		---		---	94,138
Money Market Fund	22,089		---		---	22,089
Total	$6,303,977		$--	$	---	$6,303,977

Realty Fund	Level 1	Level 2		Level 3		Total
REIT – Apartments	$1,254,299	$	---	$	---	$1,254,299
REIT – Diversified	432,867		---		---	432,867
REIT – Healthcare	718,072		---		---	718,072
REIT – Lodging and Hotels	768,356		---		---	768,356
REIT – Materials	211,800		---		---	211,800
REIT – Office and Industrial	1,466,558		---		---	1,466,558
REIT – Retail	2,118,327		---		---	2,118,327
REIT – Storage	436,680		---		---	436,680
Money Market Fund	32,125		---		---	32,125
Total	$7,439,084		$--	$	---	$7,439,084

International Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$959,327	$	---	$	---	$959,327
Industrials	729,254		---		---	729,254
Telecomm Services	632,101		---		---	632,101
Consumer Staples	620,475		---		---	620,475
Consumer Discretionary	586,124		---		---	586,124
Energy	998,741		---		---	998,741
Financial Services	1,718,896		---		---	1,718,896
Health Care	567,403		---		---	567,403
Information Technology	536,451		---		---	536,451
Utilities	333,458		---		---	333,458
Money Market Fund	44,431		---		---	44,431
Total	$7,726,661	$	---	$	---	$7,726,661

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds*	$	---	$103,836,440	$	---	$103,836,440
U.S. Government Obligations		---	21,861,830		---	21,861,830
U.S. Government Agency Obligations		---	39,796,048		---	39,796,048
Taxable Municipal Bonds		---	16,084,404		---	16,084,404
Sovereign Bonds		---	5,219,418		---	5,219,418
Money Market Fund		854,630	---		---	854,630
Total		$854,630	$186,798,140	$	---	$187,652,770

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds*	$	---	$31,329,974	$	---	$31,329,974
Money Market Fund		425,778	---		---	425,778
Total		$425,778	$31,329,974	$	---	$31,755,752

JIC Institutional Bond Fund I	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$28,266,439	$	---	$28,266,439
U.S. Agency Obligations		---	16,934,262		---	16,934,262
U.S. Treasury Obligations		---	8,609,210		---	8,609,210
Taxable Municipal		---	700,525		---	700,525
Sovereign Bonds		---	1,571,094		---	1,571,094
Money Market Fund		2,100,409	---		---	2,100,409
Total		$2,100,409	$56,081,530	$	---	$58,181,939

JIC Institutional Bond Fund II	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$27,330,729	$	---	$27,330,729
U.S. Agency Obligations		---	17,139,499		---	17,139,499
U.S. Treasury Obligations		---	7,861,369		---	7,861,369
Sovereign Bonds		---	1,158,715		---	1,158,715
Taxable Municipal		---	3,371,620		---	3,371,620
Money Market Fund		1,205,312	---		---	1,205,312
Total		$1,205,312	$56,861,932	$	---	$58,067,244

JIC Institutional Bond Fund III	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$29,079,651	$	---	$29,079,651
U.S. Agency Obligations		---	13,712,018		---	13,712,018
U.S. Treasury Obligations		---	8,566,006		---	8,566,006
Taxable Municipal		---	3,792,978		---	3,792,978
Money Market Fund		526,718	---		---	526,718
Total		$526,718	$55,150,653	$	---	$55,677,371

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$23,827,652	$	---	$23,827,652
U.S. Agency Obligations		---	8,452,178		---	8,452,178
U.S. Treasury Obligations		---	3,992,255		---	3,992,255
Taxable Municipal		---	395,451		---	395,451
Money Market Fund		6,301,622	---		---	6,301,622
Sub-Total		$6,301,622	$36,667,536			$42,969,158
Other Financial Instruments**			830,515			830,515
Total		$6,301,622	$37,498,051	$	---	$43,799,673

*See Schedule of Investments for industry classification.
**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value.  As of and during the six month period ended June 30, 2010, no securities were transferred into or out of Level 1 or Level 2.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation.  The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year, generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December).  The contracts are held until it is time to roll into the next contracts.  The average daily notional value for the nine months ended September 30, 2010 was $42,966,398.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date.  A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold.  Realized gains/losses on futures contracts are reported separately within the Statement of Operations.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Balance of Net Due to Broker as of September 30, 2010:
Net variation margin payable on futures contracts as of September 30, 2010:	$166,320
Net Due to Broker:		$166,320

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 27, 2010 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson
Timothy E. Johnson, President
Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson
Timothy E. Johnson, President
Date: November 29, 2010

By /s/ Marc E. Figgins
Marc E. Figgins, Treasurer
Date: November 29, 2010

* Print the name and title of each signing officer under his or her signature